HEDGE ACCOUNTING - Hedging of interest rate risk (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Hedging derivatives	$ 54,019	$ 48,662
Hedges of net investment in foreign operations [member] | Banco Popular S.A. | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount Hedged Item Thousands of U.S. dollar	788,614
Notional amount contracts interest rate Swaps (IRS) COP	$ 298,250
% hedged	38.00%
Hedging derivatives	$ 7,752
# of contracts	9